Related parties	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Related parties [Text Block]
14.	Related parties

For the years ended December 31, 2018 and 2017, the key management personnel of the Company were the board of directors, Chief Executive Officer, Chief Medical Officer, Chief Scientific Officer, Chief Financial Officer and the Chief Development Officer.

Compensation for key management personnel of the Company for the years ended December 31 was as follows:

	2018	2017
	$	$

Salaries, fees and short-term benefits	4,201	3,805
Share-based compensation	1,171	2,595
Total	5,372	6,400

Executive officers and directors participate in the 2018 Stock Option Plan and the Cash-Settled DSU Plan, and officers participate in the Company’s benefit plans. Directors receive annual fees for their services. As at December 31, 2018, the key management personnel controlled approximately 1% of the voting shares of the Company.

Outstanding balances with related parties at year-end are unsecured, interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. For the year ended December 31, 2018, $75 was paid to a director for consulting fees (2017 – nil).